Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Estimated Useful Lives of Property, Plant and Equipment
The estimated useful lives for the Property and equipment are substantially as follows:

Estimated useful lives (years)

Pin Pads & POS	5
IT equipment	3 – 5
Facilities	5 – 10
Furniture and fixtures	10
Machinery and equipment	2 – 5
Vehicles and airplanes	5 – 10

Summary of Property and Equipment	Changes in Property and equipment

	December 31, 2024	Additions	Disposals	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination (Note 23.3)	Transfer to assets held for sale (Note 1.1.2)	December 31, 2025

Cost
Pin Pads & POS	2,933,852	636,547	(131,679)	—	—	—	—	(3,009)	3,435,711
IT equipment	300,786	34,925	(3,839)	375	(74)	(223)	191	(112,990)	219,151
Facilities	103,227	6,626	(29,393)	50	2	(2)	73	(42,919)	37,664
Machinery and equipment	23,452	3,994	(5,739)	(168)	8	(83)	3	(5,433)	16,034
Furniture and fixtures	26,378	2,666	(3,620)	814	12	(33)	231	(4,803)	21,645
Vehicles and airplane	27,479	189	(26,793)	—	(183)	99	—	(86)	705
Construction in progress	29,687	13,537	(5)	(1,071)	—	1,127	2	—	43,277
Right-of-use assets - Equipment	4,683	—	(57)	—	—	—	—	—	4,626
Right-of-use assets - Vehicles	21,073	21,265	(2,912)	—	—	77	—	—	39,503
Right-of-use assets - Offices	243,423	40,189	(51,379)	—	—	(691)	—	(60,450)	171,092
	3,714,040	759,938	(255,416)	—	(235)	271	500	(229,690)	3,989,408
Accumulated depreciation
Pin Pads & POS	(1,510,032)	(611,133)	117,018	—	—	—	—	3,009	(2,001,138)
IT equipment	(199,531)	(42,833)	2,667	(20)	38	(124)	(154)	84,342	(155,615)
Facilities	(43,638)	(15,395)	22,074	—	2	(2)	(37)	29,292	(7,704)
Machinery and equipment	(20,702)	(6,357)	5,101	20	38	1,922	(2)	4,629	(15,351)
Furniture and fixtures	(9,171)	(2,551)	2,688	—	12	195	(102)	2,721	(6,208)
Vehicles and airplane	(8,540)	(1,357)	9,409	—	—	(20)	—	86	(422)
Right-of-use assets - Equipment	(1,006)	(2)	57	—	—	—	—	—	(951)
Right-of-use assets - Vehicles	(9,757)	(12,957)	2,443	—	—	—	—	—	(20,271)
Right-of-use assets - Offices	(77,666)	(40,337)	22,918	—	—	241	—	38,602	(56,242)
	(1,880,043)	(732,922)	184,375	—	90	2,212	(295)	162,681	(2,263,902)

Property and equipment, net	1,833,997	27,016	(71,041)	—	(145)	2,483	205	(67,009)	1,725,506

	December 31, 2023	Additions	Disposals	Transfers	Effects of changes in foreign exchange rates	Business combination	December 31, 2024

Cost
Pin Pads & POS	2,359,314	682,308	(107,770)	—	—	—	2,933,852
IT equipment	295,330	34,252	(32,050)	2,782	49	423	300,786
Facilities	77,594	6,583	(559)	19,609	—	—	103,227
Machinery and equipment	23,950	3,863	(4,935)	575	(1)	—	23,452
Furniture and fixtures	22,684	930	(268)	3,006	11	15	26,378
Vehicles and airplane	27,175	346	(47)	—	5	—	27,479
Construction in progress	30,962	28,265	(3,568)	(25,972)	—	—	29,687
Right-of-use assets - Equipment	4,880	—	(197)	—	—	—	4,683
Right-of-use assets - Vehicles	31,976	18,368	(29,271)	—	—	—	21,073
Right-of-use assets - Offices	179,154	89,022	(24,870)	—	117	—	243,423
	3,053,019	863,937	(203,535)	—	181	438	3,714,040
Accumulated depreciation
Pin Pads & POS	(1,065,406)	(535,996)	91,370	—	—	—	(1,510,032)
IT equipment	(172,517)	(55,960)	29,150	—	(204)	—	(199,531)
Facilities	(30,507)	(14,313)	544	—	638	—	(43,638)
Machinery and equipment	(20,039)	(6,890)	4,814	—	1,413	—	(20,702)
Furniture and fixtures	(6,798)	(2,390)	51	—	(34)	—	(9,171)
Vehicles and airplane	(5,468)	(3,092)	35	—	(15)	—	(8,540)
Right-of-use assets - Equipment	(1,150)	(53)	197	—	—	—	(1,006)
Right-of-use assets - Vehicles	(23,302)	(14,839)	28,384	—	—	—	(9,757)
Right-of-use assets - Offices	(65,935)	(34,879)	23,117	—	31	—	(77,666)
	(1,391,122)	(668,412)	177,662	—	1,829	—	(1,880,043)

Property and equipment, net	1,661,897	195,525	(25,873)	—	2,010	438	1,833,997

Summary of Depreciation and Amortization Expenses
Depreciation and amortization expense has been charged to the consolidated statement of profit or loss as follows:

	2025	2024 (Recasted)	2023 (Recasted)

Cost of services	770,204	655,272	571,066
General and administrative expenses	104,966	86,317	102,449
Selling expenses	37,231	33,889	41,995
Depreciation and amortization from continued operations	912,401	775,478	715,510
Depreciation and amortization from discontinued operations	90,439	173,916	162,671
Depreciation and amortization charges	1,002,840	949,394	878,181

Depreciation charge	732,922	668,412	585,311
Amortization charge	269,918	280,982	292,870
Depreciation and amortization charges	1,002,840	949,394	878,181